Note 7 - Advances to Registered Representatives - 10Q (Detail) - Advances to Registered Representatives (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Advances to Registered Representatives [Member]
Balance, September 30, 2012	$ 299,000		$ 890,000
Advances			25,000
Amortization or repayment of advances	265,000	567,000	(82,000)
Balance, December 31, 2012	$ 147,000	$ 299,000	$ 833,000